RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
19. RELATED PARTY TRANSACTIONS
Purchases from Carrier and its affiliates comprised 65%, 60%, and 61%, of all inventory purchases made during 2023, 2022, and 2021, respectively. At December 31, 2023 and 2022, approximately $100,000 and $88,000, respectively, was payable to Carrier and its affiliates, net of receivables. We also sell HVAC products to Carrier and its affiliates. Revenues in our consolidated statements of income for 2023, 2022, and 2021 included approximately $110,000, $97,000, and $108,000, respectively, of sales to Carrier and its affiliates. We believe these transactions are conducted on terms equivalent to an arm’s-length
basis in the ordinary course of business.
A member of our Board of Directors is the Senior Chairman of Greenberg Traurig, P.A., which serves as our principal outside counsel for compliance and acquisition-related legal services. During 2023, 2022, and 2021, fees for services performed were $192, $186, and $225, respectively, and $3 and $1 was payable at December 31, 2023 and 2022, respectively.